Vanguard Wellington™ Fund

Supplement Dated July 1, 2019, to the Prospectus and Summary Prospectus Dated March 28, 2019

Important Change to Vanguard Wellington Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellington Fund.

Edward P. Bousa, Loren L. Moran, Daniel J. Pozen, and Michael E. Stack remain as the portfolio managers of the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 21B 072019

Vanguard Wellington™ Fund

Supplement Dated July 1, 2019, to the Statement of Additional Information Dated March 28, 2019

Important Change to Vanguard Wellington Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellington Fund.

Edward P. Bousa, Loren L. Moran, Daniel J. Pozen, and Michael E. Stack remain as the portfolio managers of the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 21B 072019